Derivatives - Credit Default Swaps Positions Outstanding at End of Year (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional	€ 4,358	€ 3,606
Fair value	57	92
CDSs [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional	4,358	3,606
Fair value	€ 57	€ 92